Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash Flows from Operating Activities
Net loss	$ (3,393,975)	$ (3,931,889)	$ (5,678,418)	$ (7,912,512)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation: 401(k) stock	28,844	34,571	63,414	81,399
Stock-based compensation: Options and warrants	226,502	388,331	716,249	623,907
Gain on foreign currency translation	32,334		187,660
Net realized and unrealized investment losses	1,773	16,451	18,561	16,287
Depreciation and amortization	112,159	89,418	171,749	193,065
Loss on disposal of asset	410
ROU asset amortization	107,411
Amortization of debt discount	14,736	234,550	259,709	12,217
Provision for uncollectible assets		(27,874)	(163,613)	76,215
Write-down of inventory				61,000
Gain on sale of investment in subsidiary				199,200
Decrease (increase) in assets:
Accounts receivable	(378,729)	525,421	281,677	(246,917)
Inventory	(179,889)	(145,837)	(191,973)	(394,728)
Prepaid expenses and other current assets	(1,480)	(132,079)	(255,240)	(124,378)
Increase (decrease) in liabilities:
Accounts payable and accrued expenses	182,128	179,010	724,014	(511,915)
Changes in operating lease liabilities	(92,420)
Deferred revenue		(572,023)	(185,147)	246,881
Other liabilities	(14,678)	81,579	80,745	3,380
Total Adjustments	(25,567)	671,518	1,332,485	(162,787)
Net Cash Used in Operating Activities	(3,419,542)	(3,260,371)	(4,345,933)	(8,075,299)
Cash Flows from Investing Activities
Purchase of property and equipment	(121,519)	(326,799)	(292,213)	(930,368)
Proceeds from sale of investment in subsidiary				81,114
Net Cash Used in Investing Activities	(121,519)	(326,799)	(292,213)	(849,254)
Cash Flows from Financing Activities
Proceeds from loans payable		580,386	580,386	519,157
Repayments of loans payable	(80,235)	(51,961)	(199,910)	(104,645)
Proceeds from convertible debt obligations	786,000	2,026,730	3,507,530	1,280,000
Repayments of debt obligations	(95,500)			(162,500)
Dividends paid in cash		(127,913)	(127,502)	(60,515)
Proceeds from sale of Series B preferred stock				7,759,500
Proceeds from common stock offering, net of issuance costs	3,009,750	575,400	1,323,695	40,500
Net Cash Provided by Financing Activities	3,620,015	3,002,642	5,084,199	9,271,497
Effect of Exchange Rate Changes on Cash	230,722	373,359	(745,868)	(119,831)
Net Increase (Decrease) in Cash	309,676	(211,169)	(299,815)	227,113
Cash - Beginning of Period	58,488	358,303	358,303	131,190
Cash - End of Period	368,164	147,134	58,488	358,303
Supplemental Disclosures of Cash Flow Information:
Interest paid	167,313	181,439	358,114	185,364
Income taxes paid
Non-Cash Investing and Financing Activity
Accrued stock-based compensation converted to equity	63,415	81,399	81,399	73,868
Debt and interest converted to equity	52,660	809,875	809,875	1,267,324
Notes payable exchanged for noncontrolling interest	2,106,608
Common stock returned to Company to satisfy receivable		32,285	32,285
Beneficial conversion feature		227,424	227,414
Dividends declared on Series B Convertible Redeemable Preferred Stock		474,719	474,719
Common stock issued to satisfy dividends payable		$ 264,272	264,272
Common stock issued in satisfaction of deferred revenue				124,539
Land purchased in exchange for note payable				$ 517,390